Property, plant and equipment	12 Months Ended
Dec. 31, 2020
Property, plant and equipment [abstract]
Property, plant and equipment	Property, plant and equipment

(in KUSD)	Leasehold improvements	Laboratory equipment	Office equipment	Hardware	Construction in progress	Total
Cost
January 1, 2019	514	939	597	497	—	2,547
Additions	17	131	93	118	—	359
Exchange difference	2	41	8	3	—	54
December 31, 2019	533	1,111	698	618	—	2,960
Additions	224	30	84	616	67	1,021
Disposals and scrapping	(13)	(178)	(117)	(367)	—	(675)
Exchange difference	2	39	6	3	—	50
December 31, 2020	746	1,002	671	870	67	3,356

Accumulated depreciation
January 1, 2019	(126)	(310)	(245)	(326)	—	(1,007)
Depreciation charge	(82)	(204)	(149)	(117)	—	(552)
Exchange difference	(1)	(19)	(3)	(2)	—	(25)
December 31, 2019	(209)	(533)	(397)	(445)	—	(1,584)
Depreciation charge	(162)	(207)	(173)	(232)	—	(774)
Disposals and scrapping	13	178	117	367	—	675
Exchange difference	(4)	(32)	(4)	(4)	—	(44)
December 31, 2020	(362)	(594)	(457)	(314)	—	(1,727)

Net book amount
December 31, 2019	324	578	301	173	—	1,376
December 31, 2020	384	408	214	556	67	1,629
In 2020, the investments in tangible fixed assets relate to hardware due to the increased number of employees and certain leasehold improvements. During 2020, the Company wrote-off fully depreciated property, plant and equipment no longer in use. In 2019, the investments in tangible fixed assets relate mainly to investments in the UK laboratory and in hardware.
Depreciation of property, plant and equipment has been charged to the following categories in the Consolidated Statement of Operation:

	Year Ended December 31,
(in KUSD)	2020	2019	2018
R&D expense	589	407	330
G&A expense	185	145	158
	774	552	488